The Universal Institutional Funds, Inc.
Prospectus Supplement

March 27, 2009

The Universal Institutional Funds, Inc.

Supplement dated March 27, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2008 of:

U.S. Real Estate Portfolio (Class I)

The Portfolio has re-opened and will once again offer its shares to all eligible investors. Therefore, the first paragraph of the section of the Prospectus entitled "Investment Summary—U.S. Real Estate Portfolio" is hereby deleted.

UIFREISPTI

Please retain this supplement for future reference.

The Universal Institutional Funds, Inc.
Prospectus Supplement

March 27, 2009

The Universal Institutional Funds, Inc.

Supplement dated March 27, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2008 of:

U.S. Real Estate Portfolio (Class II)

The Portfolio has re-opened and will once again offer its shares to all eligible investors. Therefore, the first paragraph of the section of the Prospectus entitled "Investment Summary—U.S. Real Estate Portfolio" is hereby deleted.

UIFREISPTII

Please retain this supplement for future reference.

Statement of Additional Information Supplement

March 27, 2009

The Universal Institutional Funds, Inc.

Supplement dated March 27, 2009 to The Universal Institutional Funds, Inc. Statement of Additional Information dated May 1, 2008:

With respect to the U.S. Real Estate Portfolio, the Portfolio has re-opened and will once again offer its shares to all eligible investors. Therefore, the triple asterisk on the first page of the Statement of Additional Information is hereby deleted with respect to U.S. Real Estate Portfolio.

Please retain this supplement for future reference.